Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Energy Portfolio
September 30, 2023
VNR-NPRT3-1123
1.807722.119
Common Stocks - 99.5%
	Shares	Value ($)
Energy Equipment & Services - 17.3%
Oil & Gas Drilling - 3.8%
Noble Corp. PLC	69,600	3,525,240
Odfjell Drilling Ltd.	282,200	998,562
Patterson-UTI Energy, Inc.	643,269	8,902,843
Shelf Drilling Ltd. (a)(b)	240,173	841,991
Valaris Ltd. (a)	137,500	10,309,750
		24,578,386
Oil & Gas Equipment & Services - 13.5%
Halliburton Co.	650,520	26,346,060
NOV, Inc.	255,400	5,337,860
Oceaneering International, Inc. (a)	224,100	5,763,852
ProFrac Holding Corp. (a)(c)	162,800	1,771,264
ProPetro Holding Corp. (a)	221,230	2,351,675
Schlumberger Ltd.	498,249	29,047,917
TechnipFMC PLC	807,726	16,429,147
		87,047,775
TOTAL ENERGY EQUIPMENT & SERVICES		111,626,161
Independent Power and Renewable Electricity Producers - 0.5%
Independent Power Producers & Energy Traders - 0.5%
Vistra Corp.	103,629	3,438,410
Oil, Gas & Consumable Fuels - 81.7%
Integrated Oil & Gas - 42.5%
Cenovus Energy, Inc. (Canada)	1,577,100	32,836,656
Chevron Corp.	219,669	37,040,587
Exxon Mobil Corp.	1,362,048	160,149,603
Imperial Oil Ltd.	111,800	6,886,205
Occidental Petroleum Corp.	437,770	28,402,518
Occidental Petroleum Corp. warrants 8/3/27 (a)	11,000	475,750
Suncor Energy, Inc. (c)	240,920	8,285,200
		274,076,519
Oil & Gas Exploration & Production - 24.0%
Antero Resources Corp. (a)	268,060	6,803,363
APA Corp.	203,650	8,370,015
Canadian Natural Resources Ltd. (c)	483,330	31,257,653
Chord Energy Corp.	19,815	3,211,417
Civitas Resources, Inc.	33,774	2,731,303
ConocoPhillips Co.	186,709	22,367,738
Devon Energy Corp.	121,040	5,773,608
Diamondback Energy, Inc.	36,200	5,606,656
EOG Resources, Inc.	47,802	6,059,382
EQT Corp.	63,000	2,556,540
Hess Corp.	152,300	23,301,900
Magnolia Oil & Gas Corp. Class A	49,240	1,128,088
National Energy Services Reunited Corp. (a)	456,650	2,621,171
Northern Oil & Gas, Inc.	31,350	1,261,211
Ovintiv, Inc.	238,560	11,348,299
Pioneer Natural Resources Co.	39,444	9,054,370
Range Resources Corp. (c)	283,260	9,180,457
SM Energy Co.	56,270	2,231,106
		154,864,277
Oil & Gas Refining & Marketing - 9.5%
Marathon Petroleum Corp.	182,376	27,600,784
Phillips 66 Co.	66,332	7,969,790
Valero Energy Corp.	182,520	25,864,909
		61,435,483
Oil & Gas Storage & Transportation - 5.7%
Cheniere Energy, Inc.	127,690	21,191,432
Energy Transfer LP	963,230	13,514,117
Golar LNG Ltd.	94,030	2,281,168
		36,986,717
TOTAL OIL, GAS & CONSUMABLE FUELS		527,362,996
TOTAL COMMON STOCKS (Cost $370,379,958)		642,427,567

Money Market Funds - 6.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	5,030,737	5,031,743
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	38,802,102	38,805,982
TOTAL MONEY MARKET FUNDS (Cost $43,837,725)		43,837,725

TOTAL INVESTMENT IN SECURITIES - 106.3% (Cost $414,217,683)	686,265,292
NET OTHER ASSETS (LIABILITIES) - (6.3)%	(40,558,169)
NET ASSETS - 100.0%	645,707,123

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $841,991 or 0.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	3,996,061	72,223,125	71,187,443	55,880	-	-	5,031,743	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	14,450,476	291,765,571	267,410,065	27,521	-	-	38,805,982	0.1%
Total	18,446,537	363,988,696	338,597,508	83,401	-	-	43,837,725

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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